Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Central Index Key	dei_EntityCentralIndexKey	0001081400
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 26, 2020
Amendment Flag	dei_AmendmentFlag	false